Intagible Asset, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intagible Asset Net Tables
Schedule of Intagible Asset, Net

Intangible assets, net, consists of the following as of:

	September 30, 2014	December 31, 2013
Patents	$380,394	$380,394
Less accumulated amortization	(191,318)	(168,363)
	189,076	212,031
Patents pending	233,145	212,726
Total intangible assets, net	$422,221	$424,757

Intangible assets, net, consists of the following as of December 31:

	2013	2012
Patents	$593,120	$572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$424,757	$435,010